Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Authorized and Issued Preference Shares	The Company’s authorized and issued preference shares are as follow:
	Series A		Series B
	Number of shares	Amount	Number of shares	Amount
2024
Beginning of financial year	1,639,344	$1,639,344	1,589,957	$1,589,957
Cancellation of treasury shares	-	-	(31,645)	(31,645)
Conversion of convertible preference shares to ordinary shares	(1,639,344)	(1,639,344)	(1,558,312)	(1,558,312)
End of financial period	-	$-	-	$-
	Series C		Series D
	Number of shares	Amount	Number of shares	Amount
2024
Beginning of financial year	1,182,926	$1,182,926	1,432,665	$1,432,665
Conversion of convertible preference shares to ordinary shares	(1,182,926)	(1,182,926)	(1,432,665)	(1,432,665)
End of financial period	-	$-	-	$-

Schedule of Company’s Ordinary Shares Outstanding	Movements in the number of the Company’s ordinary shares outstanding are as follows:
	2024.06 (Note 1)	2023 (Note 1)
At January 1	7,565,099	6,854,284
Warrant exercised	-	38,025
Warrant issuance	2,142,858	-
New share issuance	122,382	-
Convertible preference share liabilities exercised	1,771,939	560,000
Restricted share units issuance (Note 2)	3,717	100,090
Additional paid in capital	5,390	12,700
At June 30	11,611,385	7,565,099
Note 1:	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
Note 2:	The restricted share units distributed related to: 1) granted vested equity compensation to directors and officers pertaining to award year July 2022 to July 2023; 2) sign on equity bonus and vested equity compensation for select employees